Organization and going concern (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Organization And Going Concern
Working Capital	$ 34,373,381	$ 27,931,650
Retained earnings	103,230,389	54,009,488
Operating activities	$ 1,244,081	$ (5,695,137)	$ (1,526,577)